Employee Benefits - Summary of Assumptions Used in Determining the Net Period Cost (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Puerto Rico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	5.13%	5.42%	2.75%
Rate of future salary increases	2.00%	2.75%	2.75%
Percentage of increase in health care costs for the coming year	5.13%	5.44%	2.72%
Brazil [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of future salary increases	3.50%	3.50%	3.25%
Percentage of increase in health care costs for the coming year	9.71%	9.71%	9.44%
Year to which this level will be maintained	2032	2031	2030
Brazil [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	9.05%	10.05%	8.51%
Brazil [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	9.20%	10.11%	8.67%
Mexico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	11.65%	11.50%	10.40%
Rate of future salary increases	2.80%	2.80%	2.80%
Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	3.25%	3.75%
Rate of increase of pensions	2.50%	1.90%	1.60%
Europe [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	0.00%	0.00%	0.00%
Europe [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	0.91%	1.03%	1.12%
Europe [member] | Actuarial assumption rate one [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return			0.25%
Rate of future salary increases	6.00%	4.50%	3.00%
Europe [member] | Actuarial assumption rate two [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return			0.75%
Rate of future salary increases		5.30%	3.40%
Europe [member] | Actuarial assumption rate three [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return			1.00%
Rate of future salary increases			4.00%
Europe [member] | Actuarial assumption rate three [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of future salary increases	3.60%	3.40%
Europe [member] | Actuarial assumption rate three [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of future salary increases	5.40%	4.60%